Equity - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 multiplier vote shares	Mar. 31, 2021 shares
Disclosure of classes of share capital [line items]
Number of votes per common share | vote	1
Multiplier to price per share paid to the controlling shareholder used to determine the purchase price per share of preferred shares in a public offering	75
Multiplier to the price per common share that preferred shares have the right to receive in the case of liquidation upon splitting of remaining assets among shareholders	75
Multiplier to the price per common share used to determine the amount of dividends that may be received	75
Preference Shares
Disclosure of classes of share capital [line items]
Number of additional shares authorized for issue | shares	100,911,935
Number of shares approved for buyback plan | shares		2,000,000